Vessel revenue (Tables)	6 Months Ended
Jun. 30, 2022
Analysis of income and expense [abstract]
Revenue Sources
Revenue Sources

	For the six months ended June 30,
In thousands of U.S. dollars	2022	2021
Pool revenue	$491,793	$268,677
Voyage revenue (spot market)	86,252	4,930
Time charter revenue	1,075	—
	$579,120	$273,607

Lease and non-lease components	Nevertheless, we have estimated these amounts by reference to (i) third party, published time charter rates for the lease component, and (ii) an approximation of the fair market value of vessel operating expenses for the non-lease component.

	For the six months ended June 30,
In thousands of U.S. dollars	2022	2021
Lease component of revenue from time charter-out and pool revenue	$303,268	$141,722
Non-lease component of revenue from time charter-out and pool revenue	189,600	126,955
	$492,868	$268,677

Schedule of terms of time chartered-out vessels

Vessel	Vessel class	Term	Rate	Commencement date
STI Gratitude	LR2	Three years	$28,000/day	May 2022
STI Memphis	MR	Three years	$21,000/day	June 2022
STI Marshall	MR	Three years	$23,000/day	July 2022
STI Magnetic	MR	Three years	$23,000/day	July 2022
STI Gladiator	LR2	Three years	$28,000/day	July 2022
STI Guide	LR2	Three years	$28,000/day	July 2022
STI Guard	LR2	Five years	$28,000/day	July 2022
STI Miracle	MR	Three years	$21,000/day	August 2022